Performance Management	Oct. 28, 2025
T-REX 2X LONG TESLA DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart [Table]
Bar Chart Closing [Text Block]

For the period January 1, 2025 through September 30, 2025, the total return for the Fund was 24.16%.

During the periods shown, the highest quarterly return was 100.15% (quarter ended 12/31/2024) and the lowest quarterly return was -54.44% (quarter ended 3/31/2024).

Year to Date Return, Label [Optional Text]	For the period January 1, 2025 through September 30, 2025, the total return
Bar Chart, Year to Date Return	24.16%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	100.15%
Highest Quarterly Return, Date	Dec. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(54.44%)
Lowest Quarterly Return, Date	Mar. 31, 2024
Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2024
Performance [Table]
	One Year	Since Inception(1)
Return Before Taxes	54.42%	41.25%
Return After-Taxes on Distributions	54.42%	41.25%
Return After-Taxes on Distributions and Sale of Fund Shares	32.22%	31.69%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	32.26%

(1)	The Fund commenced operations on October 19, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE TESLA DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart [Table]
Bar Chart Closing [Text Block]

For the period January 1, 2025 through September 30, 2025, the total return for the Fund was 71.17%.

During the periods shown, the highest quarterly return was 75.06% (quarter ended March 31, 2024) and the lowest quarterly return was -75.14% (quarter ended December 31, 2024).

Year to Date Return, Label [Optional Text]	For the period January 1, 2025 through September 30, 2025, the total return
Bar Chart, Year to Date Return	71.17%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	75.06%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(75.14%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2024
Performance [Table]
	One Year	Since Inception(1)
Return Before Taxes	-88.71%	-85.73%
Return After-Taxes on Distributions	-88.83%	-86.40%
Return After-Taxes on Distributions and Sale of Fund Shares	-52.53%	-61.19%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	32.26%

(1)	The Fund commenced operations on October 19, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X LONG NVIDIA DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart [Table]
Bar Chart Closing [Text Block]

For the period January 1, 2025 through September 30, 2025, the total return for the Fund was 36.10%.

During the periods shown, the highest quarterly return was 204.20% (quarter ended March 31, 2024) and the lowest quarterly return was -16.41% (quarter ended September 30, 2024).

Year to Date Return, Label [Optional Text]	For the period January 1, 2025 through September 30, 2025, the total return
Bar Chart, Year to Date Return	36.10%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	204.20%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(16.41%)
Lowest Quarterly Return, Date	Sep. 30, 2024
Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2024
Performance [Table]
	One Year	Since Inception(1)
Return Before Taxes	382.25%	368.77%
Return After-Taxes on Distributions	357.96%	349.06%
Return After-Taxes on Distributions and Sale of Fund Shares	227.67%	281.20%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	32.26%

(1)	The Fund commenced operations on October 19, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart [Table]
Bar Chart Closing [Text Block]

For the period January 1, 2025 through September 30, 2025, the total return for the Fund was 72.14%.

During the periods shown, the highest quarterly return was -22.41% (quarter ended September 30, 2024) and the lowest quarterly return was -75.19% (quarter ended March 31, 2024).

Year to Date Return, Label [Optional Text]	For the period January 1, 2025 through September 30, 2025, the total return
Bar Chart, Year to Date Return	72.14%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	(22.41%)
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(75.19%)
Lowest Quarterly Return, Date	Mar. 31, 2024
Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2024
Performance [Table]

	One Year	Since Inception(1)
Return Before Taxes	-93.74%	-92.67%
Return After-Taxes on Distributions	-93.86%	-92.67%
Return After-Taxes on Distributions and Sale of Fund Shares	-55.50%	-65.36%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	32.26%

(1)	The Fund commenced operations on October 19, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	(833) 759-6110